Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Leases
Right-of-use assets	£ 4,383,000	£ 4,559,000
Additions to right-of-use assets	1,522,000	239,000
Lease liabilities:
Current	1,257,000	1,067,000
Non-current	3,083,000	3,326,000
Total lease liabilities	4,340,000	4,393,000
Property
Leases
Right-of-use assets	4,004,000	4,290,000
Plant and machinery
Leases
Right-of-use assets	£ 379,000	£ 269,000